Commitments and Contingencies - Schedule of future minimum rental payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating Leases
2019	$ 152.9
2020	139.3
2021	112.8
2022	96.3
2023	80.4
Thereafter	210.2
Totals	791.9
Capital Leases
2019	9.3
2020	6.4
2021	2.3
2022	0.4
2023	0.0
Thereafter	0.0
Totals	18.4
Long-term Debt
2019	27.1
2020	27.2
2021	27.0
2022	27.0
2023	27.0
Thereafter	2,558.3
Totals	2,693.6
Total
2019	189.3
2020	172.9
2021	142.1
2022	123.7
2023	107.4
Thereafter	2,768.5
Totals	$ 3,503.9